Earnings Per Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share
Net loss (attributable to common stockholders)	$ 55,440,000	$ 3,003,000	$ 291,636,000	$ 6,329,000	$ 94,461,205	$ 12,284,998
Basic weighted average shares outstanding - Year to date	9,330,805	7,414,098	8,410,583	7,296,365	7,352,268	7,200,808
Diluted weighted average shares outstanding - Year to date	9,330,805	7,414,098	8,410,583	7,296,365	7,352,268	7,200,808
Basic loss per share	$ (5.94)	$ (0.40)	$ (34.67)	$ (0.87)	$ (12.85)	$ (1.71)